MLIG VARIABLE INSURANCE TRUST
Roszel/Lord Abbett Large Cap Value Portfolio
Roszel/BlackRock Relative Value Portfolio
Supplement Dated July 28, 2008
to the Prospectus Dated May 1, 2008
Roszel/Lord Abbett Large Cap Value Portfolio
In the Prospectus in chart 1, on page 1, the “x” in the box under the Roszel/Lord Abbett Large Cap Value Portfolio for investments in REITs is deleted and replaced with a “•”, as is shown below:

Roszel/Lord Abbett Large Cap Value Portfolio
REITs	•
Roszel/BlackRock Relative Value Portfolio
Effective August 1, 2008, the Roszel/BlackRock Relative Value Portfolio will become the Roszel/BlackRock Equity Dividend Portfolio. The Portfolio will maintain its investment objective of seeking long-term capital appreciation but will pursue this objective through different investment strategies.
This supplement describes the primary investment strategies and the principal risks of the Roszel/BlackRock Equity Dividend Portfolio. It also provides information concerning the new portfolio manager for the Portfolio.
In general, wherever they appear throughout the prospectus, references to the Roszel/BlackRock Relative Value Portfolio are replaced with references to the following:
Roszel/BlackRock Equity Dividend Portfolio
On page 2 of the prospectus, the following definitions are added under the heading “Terms Used in This Prospectus”:
Convertible Securities: Securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.
Preferred Stock: Class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.
Page 8 of the prospectus is replaced in its entirety with the following:
Roszel/BlackRock Equity Dividend Portfolio
INVESTMENT OBJECTIVE
What is this Portfolio’s goal?
The Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by BlackRock Investment Management, LLC.
PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?
The Portfolio pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities and at least 80% of its net assets in dividend paying securities.
The Adviser tries to select securities from issuers that it believes have good prospects for capital appreciation. The Adviser believes that securities that pay dividends often provide more attractive long-term total return and greater price stability during periods of downward movements in market prices than securities that do not pay dividends. In selecting portfolio securities, the Adviser generally uses a value investing style, but may select securities for the Portfolio using a growth investing style if the Adviser believes it has identified securities that pay dividends and that have good prospects for capital appreciation.
The Portfolio may invest in securities of companies with any market capitalization. The Portfolio may also invest in convertible securities and non-convertible preferred stock. The Portfolio may also invest up to 25% of its total assets in securities of foreign issuers. The Portfolio’s performance benchmark is the Russell 1000 Value Index.
PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?
As with any mutual fund that invests in equity securities, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. This Portfolio also is subject to style risk in that value investing may fall out of favor with investors.
To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in securities of foreign issuers, it is subject to the risks related to such securities, which are most pronounced to the extent the Portfolio invests in the securities of issuers located in countries with emerging economies or securities markets. The Portfolio may invest in the securities of mid and small size companies, which may be less liquid and more volatile than the securities of larger capitalization equity securities.
The Portfolio’s investments in convertible securities will be subject to interest rate risk, that is, if interest rates rise, the value of a convertible security usually falls. Convertible securities and preferred stock will also be subject to market risk and credit risk. The Portfolio intends to invest primarily in securities that pay dividends. However, dividend paying securities that meet the Portfolio’s investment criteria may not be widely available and/or may be concentrated in only a few markets, which may limit the Portfolio’s ability to produce current income while remaining fully diversified.
These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, earlier in this prospectus and in the SAI. Before you invest, please carefully read the section entitled “Information About The Risks of Certain Investments and Investment Techniques.’’

The last paragraph on page 42 of the prospectus is deleted in its entirety and replaced with the following:
Robert M. Shearer is the Portfolio’s portfolio manager and is primarily responsible for the day-to-day management of the Portfolio and the selection of its investments. Mr. Shearer has been a Managing Director of and portfolio manager with BlackRock, Inc. since 2006. Prior to joining BlackRock, he was a Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2000 to 2006 and was First Vice President of MLIM from 1998 to 2000. He has been a portfolio manager since 1997.
In the prospectus, in chart 1, on pages 1 and 2, the column for the Roszel/BlackRock Relative Value Portfolio is replaced with the following:

Roszel/BlackRock Equity
Investment Practices and Techniques	Dividend Portfolio
Borrowings and Reverse Repurchase Agreements	33.33
Repurchase Agreements	·
Securities Lending	·
Short Sales Against the Box	·
When-Issued Securities and Delayed Delivery Securities	·
Illiquid Investments	·
Restricted Securities (including illiquid Rule 144A securities)	·
Liquid Restricted Rule 144A Securities	·
Conventional Securities
Securities of Foreign Issuers	25
Equity Securities	√
Equity Securities of Foreign Issuers	25
American, European and Global Depository Receipts	·
REITs	·
Warrants and Stock Purchase Rights	·
Investment Company Securities (including World Equity Benchmark Shares and Standard & Poor’s Depository Receipts)	10
Debt Securities	20

Roszel/BlackRock Equity
Investment Practices and Techniques	Dividend Portfolio
Government Securities	·
Investment Grade Debt Securities	·
Lower-Rated Debt Securities	X
Debt Securities of Foreign Government Issuers	·
Debt Securities of Foreign Corporate Issuers	·
Non-Dollar Securities	√
Derivative Securities and Contracts
Mortgage-Backed Securities	X
Asset-Backed Securities	X
Options on Securities and Indices	·
Stock Index Futures Contracts and Option Thereon	·
Interest Rate Futures Contracts and Options Thereon	·
Currency Transactions and Swaps
Forward Foreign Currency Exchange Contracts	·
Currency Options and Futures Contracts	·
Currency Swaps	·
Currency Cross-Hedging	·
Interest Rate Swaps	·
Interest Rate Caps, Floors and Collars	·
Equity Swaps	·
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Please retain this supplement with your prospectus for future reference.

SUPPLEMENT
DATED JULY 28, 2008
TO THE
MLIG VARIABLE INSURANCE TRUST
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MAY 1, 2008
Roszel/BlackRock Relative Value Portfolio
Effective August 1, 2008, the Roszel/BlackRock Relative Value Portfolio will become the Roszel/BlackRock Equity Dividend Portfolio.
In general, wherever they appear throughout the SAI, references to the Roszel/BlackRock Relative Value Portfolio are replaced with references to the following:
Roszel/BlackRock Equity Dividend Portfolio
On page 52 of the SAI, the heading “Discretionary Incentive Compensation for Mr. Gaskin” is replaced with the following:
Discretionary Incentive Compensation for Mr. Shearer
On page 52 of the SAI, the last sentence in the first paragraph following “Discretionary Incentive Compensation for Mr. Shearer” is deleted in its entirety and replaced with the following:
With respect to the Portfolio Manager, such benchmarks include the Lipper Equity Income Funds classification.
On page 53 of the SAI, the first sentence after the heading “Other Accounts Managed by the Portfolio Managers” is deleted in its entirety and replaced with the following:
As of June 30, 2008, Mr. Shearer managed 11 other registered investment companies with a total of $4.83 Billion in assets; 1 pooled investment vehicle other than registered investment companies with a total of $2.5 Million in assets; and 0 other accounts. None of the investment companies or the pooled investment vehicle managed by Mr. Shearer had a performance-based advisory fee.
On page 54 of the SAI, after the heading “Securities Ownership of Portfolio Managers,” the name “Fred Gaskin” is deleted from the first sentence, and the following is added as the second sentence:
As of August 1, 2008, Robert M. Shearer did not own any shares of the Portfolio that he manages.
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Please retain this supplement with your SAI for future reference.